Note 11 - Lease - Operating Lease Disclosure (Details) $ in Thousands	9 Months Ended
Sep. 30, 2019 USD ($)
Operating cash flows used in operating lease	$ 620
Weighted average remaining lease term (Year)	4 years 83 days
Weighted average discount rate	8.45%